Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Equity method investments	¥ 519,552	¥ 460,025
Investments held by consolidated investment companies and other	62,836	55,321
Total	¥ 582,388	¥ 515,346